ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held for Sale (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Assets Held for Sale [Roll Forward]
Balance at beginning of period	$ 1,419
Sales	(1,482)
Assets held for sale, foreign exchange impact	26
Balance at end of period	1,653
Assets Held-For-Sale, Additions	$ 1,690